Debt and Lease Arrangements - Schedule of Borrowing Facilities and Amounts Undrawn (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CP programmes
Borrowing Facilities [Line Items]
Facility	$ 20,000	$ 20,000
Amount undrawn	13,254	16,610
US shelf registration
Borrowing Facilities [Line Items]
Facility	0
Committed credit facilities
Borrowing Facilities [Line Items]
Facility	22,651	10,000
Amount undrawn	$ 22,651	$ 10,000